Fees Summary	Aug. 08, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 19,237,400
Previously Paid Amount	0.00
Total Fee Amount	2,945.25
Total Offset Amount	0.00
Net Fee	2,945.25
Narrative - Max Aggregate Offering Price	$ 19,237,400
Final Prospectus	true